Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	28,600	$ 5,835,544
Banks - 2.0%
First Citizens BancShares, Inc., Class A	2,535	4,700,194
Beverages - 1.5%
Molson Coors Beverage Co., Class B	59,200	3,603,504
Biotechnology - 1.1%
Biogen, Inc. (A)	18,300	2,504,172
Chemicals - 2.1%
Mosaic Co.	183,700	4,961,737
Consumer Finance - 1.3%
Ally Financial, Inc.	87,700	3,198,419
Consumer Staples Distribution & Retail - 4.7%
Dollar General Corp.	33,600	2,954,448
Dollar Tree, Inc. (A)	44,300	3,325,601
U.S. Foods Holding Corp. (A)	37,922	2,482,374
Walgreens Boots Alliance, Inc.	211,000	2,356,870
		11,119,293
Containers & Packaging - 3.4%
Crown Holdings, Inc.	53,200	4,748,632
Graphic Packaging Holding Co.	132,552	3,441,050
		8,189,682
Distributors - 1.8%
LKQ Corp.	102,798	4,373,027
Diversified Telecommunication Services - 1.0%
Liberty Global Ltd., Class A (A)	208,500	2,399,835
Electric Utilities - 3.6%
Evergy, Inc.	77,200	5,322,940
OGE Energy Corp.	69,475	3,193,071
		8,516,011
Electronic Equipment, Instruments & Components - 2.5%
TD SYNNEX Corp.	22,620	2,351,575
Vontier Corp.	111,872	3,674,995
		6,026,570
Energy Equipment & Services - 2.4%
Halliburton Co.	151,600	3,846,092
Noble Corp. PLC	79,900	1,893,630
		5,739,722
Entertainment - 1.5%
Warner Bros Discovery, Inc. (A)	342,800	3,678,244
Financial Services - 3.6%
Corpay, Inc. (A)	11,000	3,835,920
Global Payments, Inc.	49,100	4,807,872
		8,643,792
Food Products - 9.8%
Archer-Daniels-Midland Co.	119,700	5,746,797
Conagra Brands, Inc.	131,100	3,496,437
	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Kraft Heinz Co.	186,200	$ 5,666,066
Lamb Weston Holdings, Inc.	22,200	1,183,260
Post Holdings, Inc. (A)	26,296	3,059,803
Tyson Foods, Inc., Class A	65,200	4,160,412
		23,312,775
Gas Utilities - 0.2%
National Fuel Gas Co.	5,965	472,368
Ground Transportation - 0.8%
U-Haul Holding Co.	30,600	1,810,908
Health Care Equipment & Supplies - 4.8%
Baxter International, Inc.	156,200	5,346,726
Koninklijke Philips NV (B)	73,342	1,862,887
Zimmer Biomet Holdings, Inc.	36,800	4,165,024
		11,374,637
Health Care Providers & Services - 3.0%
Centene Corp. (A)	88,100	5,348,551
Henry Schein, Inc. (A)	26,064	1,785,123
		7,133,674
Insurance - 4.6%
Fidelity National Financial, Inc.	66,400	4,321,312
Markel Group, Inc. (A)	2,200	4,113,142
Willis Towers Watson PLC	7,100	2,399,445
		10,833,899
Interactive Media & Services - 3.4%
IAC, Inc. (A)	82,658	3,797,309
Match Group, Inc.	140,100	4,371,120
		8,168,429
IT Services - 0.8%
Cognizant Technology Solutions Corp., Class A	25,700	1,966,050
Life Sciences Tools & Services - 2.5%
Bio-Rad Laboratories, Inc., Class A (A)	15,300	3,726,468
IQVIA Holdings, Inc. (A)	12,000	2,115,600
		5,842,068
Machinery - 1.4%
CNH Industrial NV	179,800	2,207,944
Middleby Corp. (A)	8,100	1,231,038
		3,438,982
Media - 5.0%
EchoStar Corp., Class A (A)	46,100	1,179,238
Liberty Broadband Corp., Class C (A)	48,980	4,165,749
News Corp., Class A	109,300	2,975,146
Sirius XM Holdings, Inc.	159,328	3,592,050
		11,912,183
Metals & Mining - 1.9%
Commercial Metals Co.	96,700	4,449,167
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 4.5%
Dominion Energy, Inc.	106,100	$ 5,949,027
NiSource, Inc.	117,260	4,700,953
		10,649,980
Office REITs - 1.1%
JBG SMITH Properties	160,419	2,584,350
Oil, Gas & Consumable Fuels - 3.4%
HF Sinclair Corp.	158,000	5,195,040
Kinder Morgan, Inc.	98,410	2,807,637
		8,002,677
Pharmaceuticals - 4.6%
Jazz Pharmaceuticals PLC (A)	29,607	3,675,709
Perrigo Co. PLC	130,000	3,645,200
Viatris, Inc.	413,000	3,597,230
		10,918,139
Professional Services - 5.0%
Amentum Holdings, Inc. (A)	218,177	3,970,822
Clarivate PLC (A)	614,509	2,415,020
Jacobs Solutions, Inc.	30,200	3,650,878
SS&C Technologies Holdings, Inc.	21,700	1,812,601
		11,849,321
Specialized REITs - 1.8%
Gaming & Leisure Properties, Inc.	84,500	4,301,050
Specialty Retail - 0.7%
Ulta Beauty, Inc. (A)	4,300	1,576,122
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.3%
WESCO International, Inc.	19,800	$ 3,074,940
Total Common Stocks (Cost $224,164,565)		227,161,465
OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (D)	81,068	81,068
Total Other Investment Company (Cost $81,068)		81,068

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 1.80% (D), dated 03/31/2025, to be repurchased at $10,222,087 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $10,426,111.	$ 10,221,576	10,221,576
Total Repurchase Agreement (Cost $10,221,576)		10,221,576
Total Investments (Cost $234,467,209)		237,464,109
Net Other Assets (Liabilities) - 0.1%		303,027
Net Assets - 100.0%		$ 237,767,136
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$227,161,465	$—	$—	$227,161,465
Other Investment Company	81,068	—	—	81,068
Repurchase Agreement	—	10,221,576	—	10,221,576
Total Investments	$227,242,533	$10,221,576	$—	$237,464,109
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,787,982, collateralized by cash collateral of $81,068 and non-cash collateral, such as U.S. government securities of $1,749,150. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at March 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica TSW Mid Cap Value Opportunities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica TSW Mid Cap Value Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust